Net (Loss) Income per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net (Loss) Income per Share

Note 16 — Net Loss per Share

Basic and diluted net loss per share for the three months ended March 31, 2023 and 2022 consisted of the following (in thousands, except for per share amounts):

	Three Months Ended March 31,
	2023	2022
Numerator:
Net loss	$(24,331)	$(24,030)
Net loss attributable to common stockholders, basic	(24,331)	(24,030)
Net loss attributable to common stockholders, diluted(1)	$(24,331)	$(24,030)
Denominator:
Basic
Weighted average shares outstanding, basic	168,829	163,165
Basic net loss per share	$(0.14)	$(0.15)
Diluted
Weighted average shares outstanding, diluted(1)	168,829	163,165
Diluted net loss per share	$(0.14)	$(0.15)

(1)	Net loss attributable to common stockholders, diluted excludes adjustments related to the change in fair value of derivative liabilities, interest expense and amortization of discounts and issuance costs related to Convertible Debentures. Additionally, weighted average shares outstanding, diluted excludes the if-converted shares related to Convertible Debentures. These adjustments were excluded from the calculation of diluted net loss per share as they would have an antidilutive effect (see ).

Potential weighted average shares that were excluded from the computation of diluted net income (loss) per share because their effect was anti-dilutive as of March 31, 2023 and 2022 consisted of the following (in thousands):

	March 31, 2023	March 31, 2022
Contingent earn-out shares	16,422	16,422
Common stock public and private warrants	18,833	18,833
Restricted stock units	9,224	731
Stock options	1,570	1,813
Convertible debt	50,518	-

Note 19 – Net (Loss) Income per Share

Basic and diluted net income (loss) per share for the years ended December 31, 2022 and 2021 consisted of the following (in thousands, except for per share amounts):

	December 31, 2022	December 31, 2021
Numerator:
Net (loss) income	$(73,325)	$23,401
Net (loss) income attributable to common stockholders, basic	(73,325)	23,401
Change in fair value of derivative liabilities, net of tax	7,350	–
Interest expense on convertible debentures, net of tax	(3,267)	–
Net (loss) income attributable to common stockholders, diluted	(77,408)	23,401
Denominator:
Basic
Weighted average common shares outstanding – basic	165,253	105,568
Basic net (loss) income per share	$(0.44)	$0.22
Diluted
Weighted average common shares outstanding from above	165,253	105,568
Add: dilutive effect of convertible debentures	9,129	2,189
Add: dilutive effect of RSUs	–	29
Weighted average common shares outstanding	174,382	107,786
Diluted net (loss) income per share	$(0.44)	$0.22

Potential weighted average shares that were excluded from the computation of diluted net (loss) income per share because their effect was anti-dilutive in December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Contingent earn-out shares	16,422	5,984
Common stock public and private warrants	18,833	6,863
Restricted stock units	10,308	–
Stock options	1,572	–
If-converted common stock from convertible debt	8,397	–